UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10523

Nuveen Virginia Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Virginia Dividend Advantage Municipal Fund 2 (NNB)
	February 28, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.3% (2.1% of Total Investments)
$ 3,100	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	Baa3	$ 1,807,269
	Series 2007B1, 5.000%, 6/01/47
1,430	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	Baa3	810,152
	Series 2007B2, 0.000%, 6/01/46
4,530	Total Consumer Staples			2,617,421
	Education and Civic Organizations – 7.1% (4.6% of Total Investments)
1,000	Fairfax County Economic Development Authority, Virginia, Revenue Bonds, National Wildlife	3/11 at 100.00	A3	1,000,040
	Federation, Series 1999, 5.375%, 9/01/29 – NPFG Insured
280	Lexington Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds,	6/19 at 100.00	Aa2	281,201
	VMI Dvelopment Board Project, Series 2006C, 5.000%, 12/01/36
1,000	Prince William County Industrial Development Authority, Virginia, Educational Facilities	10/13 at 101.00	A2	964,870
	Revenue Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33
1,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/12 at 101.00	BBB–	1,436,625
	Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University
	System, Series 2002, 5.375%, 12/01/21
2,000	Winchester Industrial Development Authority, Virginia, Educational Facilities First Mortgage	4/11 at 100.00	Baa1	1,946,180
	Revenue Bonds, Shenandoah University, Series 1998, 5.250%, 10/01/28 – NPFG Insured
5,780	Total Education and Civic Organizations			5,628,916
	Energy – 1.1% (0.7% of Total Investments)
1,000	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series	1/15 at 100.00	Baa3	839,960
	2007, 4.700%, 7/01/22 (Alternative Minimum Tax)
	Health Care – 34.1% (21.9% of Total Investments)
1,500	Albemarle County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Martha	10/12 at 100.00	A3	1,426,440
	Jefferson Hospital, Series 2002, 5.250%, 10/01/35
2,000	Arlington County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Virginia	7/20 at 100.00	A2	1,923,300
	Hospital Center Arlington Health System, Refunding Series 2010, 5.000%, 7/01/31
450	Charlotte County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Halifax	9/17 at 100.00	A–	422,078
	Regional Hospital Incorporated, Series 2007, 5.000%, 9/01/27
685	Chesterfield County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours	11/20 at 100.00	AA+	636,255
	Health, Series 2010C-2, 5.000%, 11/01/42 – AGC Insured
1,070	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova	5/19 at 100.00	AA+	1,107,750
	Health System, Series 2009, Trust 11733, 14.807%, 11/15/29 (IF)
3,000	Fauquier County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Fauquier	10/12 at 102.00	BBB+	3,001,290
	Hospital, Series 2002, 5.250%, 10/01/25 – RAAI Insured
1,000	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,	No Opt. Call	A3	1,054,680
	MediCorp Health System, Series 2007, 5.250%, 6/15/23
675	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health	6/12 at 100.00	A3	633,582
	System, Series 2002B, 5.125%, 6/15/33
1,500	Harrisonburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Bonds,	8/16 at 100.00	Baa1	1,362,285
	Rockingham Memorial Hospital, Series 2006, 5.000%, 8/15/31 – AMBAC Insured
960	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	11/12 at 100.00	A–	943,056
	System Inc., Series 2002A, 5.600%, 11/15/30
1,155	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William	4/13 at 100.00	A3	1,102,655
	Hospital, Series 2002, 5.250%, 4/01/33
1,200	Norton Industrial Development Authority, Virginia, Hospital Revenue Refunding and Improvement	12/11 at 101.00	N/R	1,132,896
	Bonds, Norton Community Hospital, Series 2001, 6.000%, 12/01/22 – ACA Insured
1,000	Prince William County Industrial Development Authority, Virginia, Hospital Facility Revenue Refunding	4/11 at 100.00	Aa3	1,001,310
	Bonds, Potomac Hospital Corporation of Prince William, Series 1998, 5.000%, 10/01/18 –
	AGM Insured
3,915	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health	7/12 at 100.00	A+	4,075,202
	System, Series 2002A, 5.500%, 7/01/20 – NPFG Insured
	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,
	MediCorp Health System, Series 2006:
1,250	5.250%, 6/15/25	6/16 at 100.00	A3	1,261,450
655	5.250%, 6/15/31	6/16 at 100.00	A3	635,068
1,095	5.250%, 6/15/37	6/16 at 100.00	A3	1,025,347
1,250	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Sentara	5/20 at 100.00	AA	1,214,150
	Healthcare, Refunding Series 2010, 5.000%, 11/01/40
1,430	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds,	9/17 at 100.00	BBB+	1,226,268
	Series 2007A, 5.250%, 9/01/37
720	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds Valley Health	1/19 at 100.00	A+	713,016
	System Obligated Group, Series 2009E, 5.625%, 1/01/44
715	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds, Winchester	1/17 at 100.00	A+	716,022
	Medical Center, Series 2007, 5.125%, 1/01/31
340	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc.,	4/20 at 100.00	A3	321,429
	Series 2010A, 5.625%, 4/15/39
27,565	Total Health Care			26,935,529
	Housing/Multifamily – 1.0% (0.7% of Total Investments)
200	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010A, 5.000%, 4/01/45	10/19 at 100.00	AA+	188,472
175	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010C, 4.550%, 8/01/32	2/20 at 100.00	AA+	165,592
500	Waynesboro Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds,	No Opt. Call	AAA	464,855
	Epworth Manor, GNMA Collateralized Series 2010, 5.000%, 10/20/51
875	Total Housing/Multifamily			818,919
	Housing/Single Family – 10.9% (7.0% of Total Investments)
4,965	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.350%,	7/11 at 100.00	AAA	4,970,859
	7/01/31 – NPFG Insured
500	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2005C-2, 4.750%,	1/15 at 100.00	AAA	456,460
	10/01/32 (Alternative Minimum Tax)
870	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006, 4.800%,	7/15 at 100.00	AAA	817,365
	7/01/29 (Alternative Minimum Tax)
2,600	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2007B, 4.750%,	7/16 at 100.00	AAA	2,374,944
	7/01/32 (Alternative Minimum Tax)
8,935	Total Housing/Single Family			8,619,628
	Long-Term Care – 11.1% (7.1% of Total Investments)
1,300	Albemarle County Industrial Development Authority, Virginia, Residential Care Facilities	1/17 at 100.00	N/R	1,050,699
	Mortgage Revenue Bonds, Westminster-Cantebury of the Blue Ridge, Series 2007, 5.000%, 1/01/31
650	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr	12/15 at 100.00	N/R	515,216
	Village, Series 2005, 5.625%, 12/01/39
1,815	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	N/R	1,568,577
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/37
500	Fairfax County Economic Development Authority, Virginia, Retirement Center Revenue Bonds,	10/16 at 100.00	A–	449,565
	Greenspring Village, Series 2006A, 4.750%, 10/01/26
855	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue	No Opt. Call	BBB–	747,732
	Bonds, Westminster Canterbury of Richmond, Series 2006, 5.000%, 10/01/35
1,800	Industrial Development Authority of the County of Prince William, Virginia, Residential Care	1/17 at 100.00	N/R	1,115,298
	Facility Revenue Bonds, Westminster at Lake, First Mortgage, Series 2006, 5.125%, 1/01/26
1,350	James City County Industrial Development Authority, Virginia, Residential Care Facility First	3/12 at 101.00	N/R	1,282,460
	Mortgage Revenue Refunding Bonds, Williamsburg Landing Inc., Series 2003A, 6.000%, 3/01/23
970	Roanoke Industrial Development Authority, Virginia, Residential Revenue Bonds, Virginia	12/16 at 100.00	N/R	636,485
	Lutheran Homes Incorporated, Series 2006, 5.000%, 12/01/39
650	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage	9/16 at 100.00	N/R	514,001
	Revenue Bonds, Lake Prince Center, Series 2006, 5.300%, 9/01/31
650	Virginia Beach Development Authority, Virginia, Residential Care Facility Mortgage Revenue	11/15 at 100.00	N/R	578,851
	Bonds, Westminster Canterbury on Chesapeake Bay, Series 2005, 5.000%, 11/01/22
325	Winchester Industrial Development Authority, Virginia, Residential Care Facility Revenue	1/15 at 100.00	N/R	295,838
	Bonds, Westminster-Canterbury of Winchester Inc., Series 2005A, 5.200%, 1/01/27
10,865	Total Long-Term Care			8,754,722
	Materials – 0.7% (0.5% of Total Investments)
165	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue	8/11 at 100.00	Ba3	152,142
	Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative
	Minimum Tax)
460	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue	6/11 at 100.00	Ba3	427,772
	Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25
	(Alternative Minimum Tax)
625	Total Materials			579,914
	Tax Obligation/General – 10.9% (7.0% of Total Investments)
1,750	Chesapeake, Virginia, General Obligation Bonds, Series 2001, 5.500%, 12/01/16	12/11 at 100.00	AA+	1,812,563
1,000	Loudoun County, Virginia, General Obligation Bonds, Series 2006B, 5.000%, 12/01/25	12/16 at 100.00	AAA	1,067,670
95	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A,	5/12 at 100.00	AAA	98,408
	5.250%, 5/01/22
1,200	Portsmouth, Virginia, General Obligation Bonds, Refunding Series 2010D, 5.000%, 7/15/34	7/20 at 100.00	AA	1,221,972
1,280	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002B, 5.000%, 10/01/15 –	10/12 at 101.00	AA	1,334,118
	FGIC Insured (Alternative Minimum Tax)
2,900	Virginia Beach, Virginia, General Obligation Bonds, Series 2008, 5.000%, 10/01/26 (UB)	10/17 at 100.00	AAA	3,060,457
8,225	Total Tax Obligation/General			8,595,188
	Tax Obligation/Limited – 20.0% (12.9% of Total Investments)
100	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A,	3/13 at 101.00	N/R	91,372
	6.750%, 3/01/22
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf
	Course Project, Series 2005A:
210	5.250%, 7/15/25 – ACA Insured	7/15 at 100.00	N/R	165,089
165	5.500%, 7/15/35 – ACA Insured	7/15 at 100.00	N/R	129,733
800	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Joint Public	5/16 at 100.00	AA+	884,264
	Uses Community Project, Series 2006, 5.000%, 5/15/18
1,800	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Refunding Bonds,	3/13 at 100.00	AA+	1,909,548
	Public Facility Project, Series 2003, 5.000%, 3/01/19
285	Montgomery County Industrial Development Authority, Virginia, Public Facility Lease Revnue	2/18 at 100.00	AA–	289,403
	Bonds, Public Projects Series 2008, 5.000%, 2/01/29
1,300	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	A3	1,212,211
	7/01/31 – AMBAC Insured
2,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	A3	564,100
	0.000%, 7/01/29 – AMBAC Insured
400	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/12 at 100.00	A3	380,176
	Bonds, Series 2002D, 5.250%, 7/01/27
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A:
1,000	5.750%, 8/01/37	8/19 at 100.00	A+	993,230
1,100	6.000%, 8/01/42	8/19 at 100.00	A+	1,099,934
1,625	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	1,525,859
	2010A, 5.500%, 8/01/42
1,000	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School	8/13 at 100.00	N/R	1,012,110
	Facilities, Series 2003B, 5.125%, 8/01/23 – AMBAC Insured
1,000	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds, Virginia	8/16 at 100.00	A+	1,034,250
	Municipal League and Virginia Association of Counties Finance Program, Series 2006A,
	5.000%, 8/01/23 – NPFG Insured
1,610	Stafford County Economic Development Authority, Virginia, Lease Revenue Bonds, Public Facility	4/18 at 100.00	AA+	1,600,340
	Projects, Series 2008, 5.000%, 4/01/33 – AGC Insured (UB)
500	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	474,930
	Lien Series 2010B, 5.250%, 10/01/29
535	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/19 at 100.00	AA+	623,516
	College Program, Series 2009, Trust 09-3B, 12.945%, 2/01/27 (IF)
535	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/19 at 100.00	AA+	614,672
	College Program, Series 2009, Trust 09-4B, 12.945%, 2/01/28 (IF)
663	Virginia Gateway Community Development Authority, Prince William County, Special Assessment	3/13 at 102.00	N/R	604,915
	Bonds, Series 2003, 6.375%, 3/01/30
570	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005C,	8/15 at 100.00	AA+	638,286
	5.000%, 8/01/17
17,198	Total Tax Obligation/Limited			15,847,938
	Transportation – 6.6% (4.3% of Total Investments)
1,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2002A,	10/12 at 100.00	AA–	1,004,570
	5.125%, 10/01/26 – FGIC Insured (Alternative Minimum Tax)
2,200	Metropolitan Washington D.C. Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/28 at 100.00	BBB+	1,254,132
	Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
1,500	Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – NPFG Insured	2/15 at 100.00	Baa1	1,484,025
745	Virginia Port Authority, Port Facilities Revenue Refunding Bonds Series 2010, 5.000%, 7/01/40	7/19 at 100.00	Aa3	739,278
825	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 2006, 5.000%,	7/13 at 100.00	Aa3	748,523
	7/01/36 – FGIC Insured (Alternative Minimum Tax)
6,270	Total Transportation			5,230,528
	U.S. Guaranteed – 31.5% (20.3% of Total Investments) (4)
165	Albemarle County Industrial Development Authority, Virginia, Residential Care Facility Revenue	1/12 at 100.00	N/R (4)	172,838
	Bonds, Westminster Canterbury of the Blue Ridge First Mortgage, Series 2001, 6.200%, 1/01/31
	(Pre-refunded 1/01/12)
1,000	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%,	No Opt. Call	AA+ (4)	1,130,090
	11/01/24 – AGM Insured (ETM)
748	Broad Street Community Development Authority, Virginia, Revenue Bonds, Series 2003, 7.500%,	6/13 at 102.00	N/R (4)	865,167
	6/01/33 (Pre-refunded 6/01/13)
40	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	11/12 at 100.00	A3 (4)	43,423
	System Inc., Series 2002A, 5.600%, 11/15/30 (Pre-refunded 11/15/12)
	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun
	Hospital Center, Series 2002A:
250	6.000%, 6/01/22 (Pre-refunded 6/01/12)	6/12 at 101.00	N/R (4)	268,985
600	6.100%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 101.00	N/R (4)	646,314
1,000	Newport News, Virginia, General Obligation Bonds, Series 2003B, 5.000%, 11/01/22	11/13 at 100.00	Aa1 (4)	1,111,710
	(Pre-refunded 11/01/13)
1,100	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/12 at 100.00	A3 (4)	1,167,551
	Bonds, Series 2002D, 5.250%, 7/01/27 (Pre-refunded 7/01/12)
455	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	2/12 at 100.00	AAA	476,144
	5.500%, 8/01/29 (Pre-refunded 2/01/12)
	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002A:
1,950	5.000%, 10/01/18 (Pre-refunded 10/01/12)	10/12 at 101.00	AA (4)	2,108,769
2,435	5.000%, 10/01/19 (Pre-refunded 10/01/12)	10/12 at 101.00	AA (4)	2,633,258
425	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding	7/11 at 100.00	B2 (4)	434,180
	Bonds, Series 2001C, 6.850%, 7/15/21 (Pre-refunded 7/15/11)
1,000	Staunton, Virginia, General Obligation Bonds, Series 2004, 6.250%, 2/01/25 (Pre-refunded	2/14 at 101.00	Aa2 (4)	1,163,680
	2/01/14) – AMBAC Insured
	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,
	Series 2005:
300	5.250%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	306,411
2,700	5.500%, 6/01/26 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	2,995,056
700	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A, 5.000%,	5/15 at 100.00	AA+ (4)	802,907
	5/01/22 (Pre-refunded 5/01/15)
600	Virginia Beach, Virginia, General Obligation Bonds, Series 2005, 5.000%, 1/15/20	1/16 at 100.00	AAA	695,184
	(Pre-refunded 1/15/16)
1,500	Virginia Beach, Virginia, General Obligation Public Improvement Bonds, Series 2001, 5.000%,	6/11 at 101.00	AAA	1,533,285
	6/01/19 (Pre-refunded 6/01/11)
1,420	Virginia Beach, Virginia, General Obligation Refunding and Public Improvement Bonds, Series	3/12 at 100.00	AAA	1,485,405
	2002, 5.000%, 3/01/21 (Pre-refunded 3/01/12)
2,540	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2001B,	8/11 at 101.00	AA+ (4)	2,615,387
	5.000%, 8/01/19 (Pre-refunded 8/01/11)
2,250	Virginia Resources Authority, Water and Sewerage System Revenue Bonds, Caroline County Public	5/11 at 101.00	AA (4)	2,291,085
	Improvements Project, Series 2001, 5.000%, 5/01/32 (Pre-refunded 5/01/11)
23,178	Total U.S. Guaranteed			24,946,829
	Utilities – 2.5% (1.6% of Total Investments)
2,000	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg	10/12 at 100.00	Baa1	1,989,720
	Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)
	Water and Sewer – 14.4% (9.3% of Total Investments)
805	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002,	4/12 at 100.00	AAA	814,990
	5.000%, 4/01/27
	Henry County Public Service Authority, Virginia, Water and Sewerage Revenue Refunding Bonds,
	Series 2001:
1,000	5.500%, 11/15/17 – AGM Insured	No Opt. Call	AA+	1,149,970
3,000	5.500%, 11/15/19 – AGM Insured	No Opt. Call	AA+	3,448,320
	Norfolk, Virginia, Water Revenue Refunding Bonds, Series 2001:
1,080	5.000%, 11/01/18 – FGIC Insured	11/11 at 100.00	AA+	1,105,680
1,190	5.000%, 11/01/19 – FGIC Insured	11/11 at 100.00	AA+	1,218,298
1,525	5.000%, 11/01/24 – FGIC Insured	11/11 at 100.00	AA+	1,558,184
1,000	Virginia Beach, Virginia, Water and Sewer System Revenue Bonds, Series 2005, 5.000%, 10/01/30	10/15 at 100.00	AAA	1,012,630
990	Virginia State Resources Authority, Clean Water Revenue Bonds, Series 2007, Trust 3036,	No Opt. Call	AAA	1,103,345
	13.279%, 10/01/15 (IF)
10,590	Total Water and Sewer			11,411,417
$ 127,636	Total Investments (cost $125,437,027) – 155.2%			122,816,629
	Floating Rate Obligations – (3.8)%			(2,980,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (54.6)% (5)			(43,200,000)
	Other Assets Less Liabilities – 3.2%			2,489,405
	Net Assets Applicable to Common Shares – 100%			$ 79,126,034

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 28, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$122,816,629	$ —	$122,816,629
During the period ended February 28, 2011, the Fund recognized no significant transfers to/from Level 1,
Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2011, the cost of investments was $122,407,311.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2011, were as follows:

Gross unrealized:
Appreciation	$ 3,493,432
Depreciation	(6,064,114)
Net unrealized appreciation (depreciation) of investments	$(2,570,682)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 35.2%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Virginia Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         April 29, 2011